Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Depreciation expense			$ 453,887	$ 371,152
Property, Plant and Equipment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Depreciation expense	$ 194,255	$ 223,489